Leases - Schedule of Maturity Analysis of Operating Lease Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract] (Deprecated 2026)
Within one year	$ 136
One to three years	168
Three to five years	14
Total future minimum lease payments	318
Less: imputed interest	(14)
Total	$ 304	$ 554